Trade and Other Receivables (Details 1)	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Statement [Line Items]
Accounts receivable in percentage	100	100
Gross Trade receivable	$ 17,286,000	$ 10,577,000
Expected loss rate	0.09	0.60
Expected loss provision	$ 57,000	$ 64,000
Currents [Member]
Statement [Line Items]
Accounts receivable in percentage	84.82	78.52
Gross Trade receivable	$ 14,662,000	$ 8,305,000
Expected loss rate	0.05	0.05
Expected loss provision	$ 7,000	$ 4,000
Thirtyone To Sixty [Member]
Statement [Line Items]
Accounts receivable in percentage	12.23	20.61
Gross Trade receivable	$ 2,114,000	$ 2,180,000
Expected loss rate	0.24	0.24
Expected loss provision	$ 5,000	$ 5,000
Sixtyone To Ninety [Member]
Statement [Line Items]
Accounts receivable in percentage	1.21	0.10
Gross Trade receivable	$ 209,000	$ 11,000
Expected loss rate	0.42	0.42
Expected loss provision	$ 1	$ 0
More Than Ninety [Member]
Statement [Line Items]
Accounts receivable in percentage	1.74	0.77
Gross Trade receivable	$ 301,000	$ 81,000
Expected loss rate	14.73	66.67
Expected loss provision	$ 44,000	$ 55,000